INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests In Other Entities [Abstract]
Balance at the beginning of the period		$ 0	$ 428
Acquisitions		0	0
Share of (losses) earnings for the year	[1]	0	(20)	$ 4
Foreign currency translation & other		0	25
Share of other comprehensive (loss) income		0	(27)
Distributions		0	(3)
Disposition of interest		0	(403)
Ending Balance		$ 0	$ 0	$ 428

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.